Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 29,486	$ 28,068	$ 58,743	$ 55,527	$ 113,400
Gross profit	7,350	6,667	14,414	12,801	27,147
Sales and marketing	2,276	1,736	4,530	3,347	7,388
General and administrative	2,694	2,455	5,199	5,025	10,106
Operating income	2,380	2,476	4,685	4,429	9,653
Financial income (expenses), net	3	(561)	(269)	380	1,522
Other expenses, net					(1)
Income before taxes on income	2,383	1,915	4,416	4,809	11,174
Depreciation and amortization	2,142	2,231	4,294	4,436	8,883
Mobile Satellite Communication Services [Member]
Revenues	2,587	2,155	5,280	4,129	8,956
Gross profit	564	270	1,146	512	1,587
Depreciation and amortization	80	84	160	168	536
Content Management And Distribution Services [Member]
Revenues	26,899	25,913	53,463	51,398	104,444
Gross profit	6,786	6,397	13,268	12,289	25,560
Depreciation and amortization	$ 2,062	$ 2,147	$ 4,134	$ 4,268	$ 8,347